Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings
	As of December 31,
	2024	2025
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	43,005	124,580	17,815
Long-term borrowing – secured, current portion	2,888	1,474	210
Subtotal	45,893	126,054	18,025

NON-CURRENT
Long-term borrowing – secured	1,474	-	-
Subtotal	1,474	-	-

Total	47,367	126,054	18,025